Document And Entity Information	Jun. 08, 2026
Document Information Line Items
Entity Central Index Key	0002052373
Amendment Description	Amendment No. 1
Document Type	F-4/A
Entity Registrant Name	Mkango Rare Earths Limited
Entity Incorporation, State or Country Code	D8
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Mkango Rare Earths Limited
Entity Address, Address Line Two	2 Sheriff Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW6 2AP
Entity Address, Country	GB
City Area Code	(+44)
Local Phone Number	207 3722 744
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY